SUBSEQUENT EVENTS SUBSEQUENT EVENTS - Additional Information (Details) $ in Millions	Jul. 25, 2019 USD ($)
Agreement to sell Manhattan Multifamily Portfolio
Disclosure of non-adjusting events after reporting period [line items]
Sales agreement, amount	$ 1,200